UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

SALOMON BROTHERS SERIES FUND, INC.

CASH MANAGEMENT FUND

NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedules of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit - 22.8%
	Barclays Bank PLC:
$850,000	3.720% due 10/14/05	$850,000
950,000	3.920% due 12/23/05	950,000
1,000,000	Calyon NY, 3.415% due 11/14/05	1,000,000
800,000	Credit Suisse First Boston NY, 4.355% due 9/28/06	800,000
	Depfa Bank PLC:
500,000	4.160% due 8/4/06	500,000
550,000	4.220% due 8/11/06	550,000
500,000	Deutsche Bank AG, 4.150% due 8/2/06	500,016
850,000	Fortis Bank, 3.765% due 11/1/05	849,990
1,000,000	HBOS Treasury Services, 3.415% due 11/14/05	1,000,000
850,000	UBS AG Stamford CT, 3.770% due 11/1/05	850,004

	Total Certificates of Deposit	7,850,010

Commercial Paper - 60.2%
850,000	Arlington Funding Co. LLC, 3.860% due 10/17/05 (a)	848,724
1,000,000	Atlantis One Funding Corp., 3.350% due 11/10/05 (a)	996,464
500,000	Bank of America Corp., 3.620% due 10/31/05	498,592
825,000	Beethoven Funding Corp., 3.810% due 10/24/05 (a)	823,166
850,000	Carmel Mountain Funding Trust, 3.810% due 10/13/05 (a)	849,100
1,000,000	Cheyne Finance LLC, 3.740% due 11/28/05 (a)	994,182
850,000	Cobbler Funding LLC, 3.710% due 10/11/05 (a)	849,299
950,000	Concord Minutemen Capital Co., 3.800% due 10/20/05 (a)	948,295
750,000	Cullinan Finance Ltd., 3.740% due 10/13/05 (a)	749,221
1,000,000	Curzon Funding LLC, 3.370% due 11/9/05 (a)	996,536
850,000	Danske Corp., Series A, 4.070% due 2/13/06	837,219
600,000	Ebury Finance LLC, 3.680% due 10/25/05 (a)	598,651
950,000	Fenway Funding LLC, 3.800% due 10/3/05 (a)	950,000
600,000	Georgetown Funding Co. LLC, 3.630% due 10/4/05 (a)	599,940
950,000	Grampian Funding LLC, 3.960% due 3/21/06 (a)	932,340
850,000	Main Street Warehouse Funding Trust, 3.800% due 10/21/05 (a)	848,385
600,000	Market Street Funding Corp., 3.635% due 10/11/05 (a)	599,515
950,000	Mica Funding LLC, 3.900% due 12/20/05 (a)	941,972
650,000	Perry Global Funding LLC, 3.630% due 10/11/05 (a)	649,476
850,000	Regency Markets No. 1 LLC, 3.770% due 10/14/05 (a)	849,021
850,000	Saint Germain Holdings Ltd., 3.720% due 10/12/05 (a)	849,210
500,000	Strand Capital LLC, 3.550% due 10/12/05 (a)	499,556
675,000	Surrey Funding Corp., 3.370% due 11/3/05 (a)	673,041
850,000	Tasman Funding Inc. LLC, 3.710% due 10/12/05 (a)	849,212
661,000	United Technologies Corp., 3.800% due 10/7/05	660,721
850,000	Victory Receivable Corp., 3.760% due 10/20/05 (a)	848,491

	Total Commercial Paper	20,740,329

Municipal Bond - 1.2%
420,000	District of Columbia University Revenue, 3.890%, 10/6/05 (b)	420,000

Repurchase Agreement - 16.3%
5,600,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at maturity-$5,601,797; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $5,712,003)	5,600,000

See Notes to Schedules of Investments.

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS - 100.5% (Cost - $34,610,339#)	34,610,339
	Liabilities in Excess of Other Assets - (0.5)%	(158,103)

	TOTAL NET ASSETS - 100.0%	$34,452,236

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(b)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited)	September 30, 2005

FACE AMOUNT	Ratings‡	SECURITY	VALUE
Education - 6.6%
		New York State Dormitory Authority Revenue:
$300,000	A-1+	Cornell University, Series A, SPA-JPMorgan Chase Bank, 2.740%, 10/6/05 (a)	$300,000
815,000	A-1+	Cornell University, Series B, LOC-JPMorgan Chase Bank, 2.740%, 10/6/05 (a)	815,000
800,000	A-1+	Cornell University, Series B, SPA-Morgan Guarantee Trust, 2.700%, 10/5/05 (a)	800,000
2,195,000	AA	New York State Dormitory Authority, Personal Income Tax Revenue, State Facilities and Equipment, Series A, 4.000% due 3/15/06	2,210,397

		Total Education	4,125,397

Finance - 6.3%
600,000	A-1+	Nassau County, NY, Interim Finance Authority, Sales Tax Revenue\FSA-Insured\Series A, SPA-Dexia Credit Local, 2.700%, 10/5/05 (a)	600,000
		New York City, NY, TFA:
1,300,000	A-1+	Revenue, New York City Recovery Project, Series 3, Subseries 3-H, SPA-Royal Bank of Canada, 2.790%, 10/3/05 (a)	1,300,000
2,000,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.740%, 10/5/05 (a)	2,000,000

		Total Finance	3,900,000

General Obligation - 7.9%
2,400,000	A-1+	New York City, NY\GO, Series F-6, LOC-Morgan Guaranty Trust, 2.730%, 10/5/05 (a)	2,400,000
2,500,000	A-1	Puerto Rico Commonwealth, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 2.610%, 10/5/05 (a)	2,500,000

		Total General Obligation	4,900,000

Hospitals - 4.0%
1,100,000	A-1+	Nassau Health Care Corp., New York Revenue, Subseries-2004, Class 2, FSA-Insured, 2.660%, 10/6/05 (a)	1,100,000
1,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services\Sub-Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 2.730%, 10/6/05 (a)	1,000,000
360,000	A-1	Orange County, NY, IDA, Civic Faciltiy Revenue, Horton Medical Center, Series A, FSA-Insured, SPA-Fleet Bank NA, 2.730%, 10/6/05 (a)	360,000

		Total Hospitals	2,460,000

Housing: Multi-Family - 17.8%
		New York City, NY, HDC:
2,550,000	A-1+	MFH Rent Revenue, First Avenue Development, Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)(b)	2,550,000
300,000	A-1	MFH Revenue, Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 2.770%, 10/5/05 (a)(b)	300,000
1,300,000	A-1+	Multi-family Rent Housing Revenue, One Columbus Place Development, Series A, FNMA-Collateralized, 2.760%, 10/5/05 (a)(b)	1,300,000
1,700,000	A-1+	Multifamily Revenue, Morris Avenue Apartments, Series A, HSBC Bank USA, 2.760%, 10/5/05 (a)(b)	1,700,000
1,000,000	A-1+	Related Monterey, Series A, FNMA-Collateralized, 2.750%, 10/5/05 (a)	1,000,000
800,000	A-1+	Revenue, Parkgate Development Project, Series A, FNMA-Collateralized, 2.720%, 10/5/05 (a)	800,000
1,000,000	VMIG1(c)	New York State Housing Finance Agency Revenue, North End Avenue Housing, Series A, LOC-Landesbank Hessen-Thuringen Grozentrele, 2.760%, 10/5/05 (a)	1,000,000
2,400,000	VMIG1(c)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 115, SPA-Dexia Credit Local, 2.760%, 10/5/05 (a)(b)	2,400,000

		Total Housing: Multi-Family	11,050,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	Ratings‡	SECURITY	VALUE
Housing: Single Family - 5.8%
$1,130,000	A-1+	New York State Housing Finance Agency Revenue, Normandie Court I Project, LOC-Landesbank Hessen Thuringen Girozentrale, 2.680%, 10/5/05 (a)	$1,130,000
		New York State Housing Finance Agency, Service Contract Revenue:
1,450,000	A-1+	Refunding, Series G, LOC-WestLb AG, 2.760%, 10/5/05 (a)	1,450,000
1,000,000	A-1+	Series E, LOC-BNP Paribas, 2.740%, 10/5/05 (a)	1,000,000

		Total Housing: Single Family	3,580,000

Industrial Development - 18.0%
250,000	P-1	Dutchess County, NY, IDA, IDR, Adams Fairacre Farms, Inc., LOC-HSBC Bank USA, 3.300%, 10/6/05 (a)(b)	250,000
3,500,000	A-1+	Jay Street Development Corp., Certificates Facilities Lease Revenue, New York City, Series A-2, LOC-Depfa Bank PLC, 2.910%, 10/5/05 (a)	3,500,000
2,770,000	VMIG1(c)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank NA, 2.690%, 10/6/05 (a)	2,770,000
1,200,000	A-1+	New York City, NY, Industrial Development Agency, Children’s Oncology Society, LOC-Bank of New York, 2.760%, 10/5/05 (a)	1,200,000
3,070,000	A-1	Suffolk County IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA, 2.900%, 10/6/05 (a)(b)	3,070,000
375,000	A-1+	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA, 2.900%, 10/6/05 (a)(b)	375,000

		Total Industrial Development	11,165,000

Life Care Systems - 2.2%
1,400,000	A-1+	Nassau Health Care Corp., New York Revenue, Subseries-2004, Class 2, FSA-Insured, 2.660%, 10/6/05 (a)	1,400,000

Miscellaneous - 6.4%
2,000,000	A-1	New York City, NY, Trust for Cultural Resources, Museum of Broadcasting, LOC-KBC Bank NV, 2.680%, 10/5/05 (a)	2,000,000
2,000,000	A-1+	New York State Local Assistance Corp., Series B, LOC-WestDeutsche LandesBank and Bayerische LandesBank, 2.720%, 10/5/05 (a)	2,000,000

		Total Miscellaneous	4,000,000

Public Facilities - 0.7%
		New York State Dormitory Authority Revenue, Metropolitan Museum of Art:
170,000	A-1+	Series A, 2.720%, 10/5/05 (a)	170,000
250,000	A-1+	Series B, 2.720%, 10/5/05 (a)	250,000

		Total Public Facilities	420,000

Transportation - 11.4%
1,900,000	A-1+	Metropolitan Transportation Authority NY Revenue, Series G-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen Grozentrele, 2.690%, 10/6/05 (a)	1,900,000
2,000,000	SP-1+	New York State Thruway Authority General Revenue, BAN, Series A, 2.250% due 10/6/05	2,000,094
3,200,000	A-1+	Triborough Bridge & Tunnel Authority, Revenue, Refunding\Series F, SPA-ABN Amro Bank NV, 2.750%, 10/6/05 (a)	3,200,000

		Total Transportation	7,100,094

Water and Sewer - 4.2%
2,600,000	A-1+	New York, NY, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series F, Subseries F2, Bayerische Landesbank-Insured, 2.930%, 10/5/05 (a)	2,600,000

		Total Water and Sewer	2,600,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	Ratings‡	SECURITY	VALUE
Utilities - 8.3%
$2,900,000	A-1	Long Island Power Authority, NY, Electric System Revenue, Series 7, Sub-Series 7-A, MBIA-Insured, SPA-Credit Suisse First Boston, 2.640%, 10/5/05 (a)	$2,900,000
2,275,000	A-1+	New York State Energy Research & Development Authority, Consolidated Edison Co.Sub-Series A-2, LOC-Wachovia Bank NA, 2.760%, 10/5/05 (a)	2,275,000

		Total Utilities	5,175,000

		TOTAL INVESTMENTS - 99.6% (Cost - $61,875,491#)	61,875,491
		Other Assets in Excess of Liabilities - 0.4%	261,159

		TOTAL NET ASSETS - 100.0%	$62,136,650

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Rating by Moody’s Investors Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 and 7 for definitions of ratings

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) (“Funds”) are separate investment funds of the Salomon Brothers Investment Series Funds; a Maryland corporation, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Cash Management Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Cash Management Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Fund Concentration. The Cash Management Fund and New York Municipal Money Market Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations (“NRSROs”) or if rated by only one NRSRO, the NRSRO, or if not rated, are believed by the investment manager to be of comparable quality. Since the New York Municipal Money Market Fund invests primarily in obligations of issers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2005